Deposits	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Deposits

NOTE 8. DEPOSITS

Deposit account balances at December 31, 2013 and 2012 are summarized as follows:

	2013	2012
Non-interest bearing	$29,581,206	$33,116,883
Interest-bearing demand	4,794,410	4,835,768
Money market	18,474,098	20,595,812
Individual savings	12,368,503	10,632,569
Time deposits $100,000 or greater	137,867,201	137,865,996
Other time deposits	72,303,448	74,294,305
Total	$275,388,866	$281,341,333

The scheduled maturities of time deposits at December 31, 2013 are as follows:

2014	$123,033,618
2015	44,658,161
2016	19,921,167
2017	16,313,960
2018 and thereafter	6,243,743
Total	$210,170,649

At December 31, 2013 and 2012, the Company had brokered deposits of $4,559,636 and $6,171,499, respectively.

At December 31, 2013 and 2012, overdraft demand deposits reclassified to loans totaled $49,969 and $71,909, respectively.